EQUIPMENT FINANCING (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Long Term Equipment Financing Liability [Abstract]
Disclosure of changes for equipment financing liability and interest expenses [Table Text Block]
Equipment Financing Liability
Balance, December 31, 2020	$493,058
Addition	260,685
Principal payments	(156,206)
Balance, December 31, 2021	597,537
Principal payments	(202,577)
Balance, December 31, 2022	$394,960
	December 31, 2022	December 31, 2021
Current equipment financing liability	$216,898	$202,577
Long-term equipment financing liability	178,062	394,960
Total equipment financing liability	$394,960	$597,537
Equipment Financing Interest Expenses
Balance, December 31, 2020	$21,847
Balance, December 31, 2021	$37,410
Balance, December 31, 2022	$34,362